Share Capital (Details) - Schedule of classes of share capital - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share capital [Member]
Share Capital (Details) - Schedule of classes of share capital [Line Items]
Ordinary share, beginning balance	£ 55
Acquisition of subsidiaries
Warrants exercised
Group restructuring		49
PIPE share issuance		6
Transaction costs
Ordinary share, ending balance	55	55
Acquisition of subsidiaries
Share premium [Member]
Share Capital (Details) - Schedule of classes of share capital [Line Items]
Ordinary share, beginning balance	902,586	266,120
Acquisition of subsidiaries		5,365
Warrants exercised		11,967
Group restructuring		70,086
PIPE share issuance		583,936
Transaction costs		(34,888)
Ordinary share, ending balance	925,637	902,586
Acquisition of subsidiaries	23,051
Merger reserve [Member]
Share Capital (Details) - Schedule of classes of share capital [Line Items]
Ordinary share, beginning balance	420,834	181,250
Acquisition of subsidiaries		65,348
Warrants exercised
Group restructuring		174,236
PIPE share issuance
Transaction costs
Ordinary share, ending balance	420,834	£ 420,834
Acquisition of subsidiaries